Segment Reporting (Details) - Schedule of Primary Reportable Segments - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Segment Reporting Information [Line Items]
Revenue	$ 5,712,480	$ 6,330,428	$ 5,341,850
Costs of services	1,502,255	2,021,058	1,934,237
Selling expenses and general administrative	8,761,031
Segment loss	4,550,806
Depreciation expense	407,013	252,097	126,234
Stock-based compensation expense	2,165,073	4,813,049
Other income	(186,137)	(819,135)	(71,640)
Interest income	(53,089)	(26,463)	(9,537)
Foreign exchange gain	(5)		(743)
Loss before income taxes	6,883,661
Income taxes	289,464	(191,029)	(307,168)
Net loss	7,173,125	6,128,442	$ 1,084,313
Segmented assets	19,209,136
Goodwill allocation	2,652,766	$ 854,887
Foreign language education [Member]
Segment Reporting Information [Line Items]
Revenue	3,946,380
Costs of services	837,055
Selling expenses and general administrative	5,242,103
Segment loss	2,132,778
Segmented assets	8,414,389
Goodwill allocation
Professional training programs [Member]
Segment Reporting Information [Line Items]
Revenue	1,766,100
Costs of services	665,200
Selling expenses and general administrative	2,053,130
Segment loss	952,230
Segmented assets	8,540,087
Goodwill allocation	1,811,917
Other [Member]
Segment Reporting Information [Line Items]
Revenue
Costs of services
Selling expenses and general administrative	1,465,798
Segment loss	1,465,798
Segmented assets	2,254,660
Goodwill allocation	$ 840,849